Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended			6 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2013 Limited Liability Conversion	Jun. 29, 2013 Unit Option Plan	Mar. 31, 2012 Unit Option Plan	Jun. 29, 2013 2013 Equity Plan	May 31, 2013 2013 Equity Plan	Jun. 29, 2013 Employee Stock Purchase Plan	Jun. 29, 2013 Stock options	Dec. 31, 2012 Stock options	Jun. 29, 2013 Stock options Minimum	Dec. 31, 2012 Stock options Minimum	Jun. 29, 2013 Stock options Maximum	Dec. 31, 2012 Stock options Maximum	Jun. 29, 2013 Stock options IPO	Dec. 31, 2012 Stock options IPO	Jun. 29, 2013 Stock options Limited Liability Conversion	Dec. 31, 2012 Performance-based options	Jun. 29, 2013 Performance-based options	Apr. 30, 2012 Performance-based options Granted April 2012	Jun. 29, 2013 Performance-based options Granted April 2012	Dec. 31, 2012 Performance-based options Granted April 2012	Jun. 29, 2013 Performance-based options Limited Liability Conversion	Nov. 30, 2012 Consultant option	Jun. 29, 2013 Consultant option	Dec. 31, 2012 Consultant option	Nov. 30, 2012 Consultant option Performance based vesting condition	Jun. 29, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs) Performance Based Awards	Jun. 29, 2013 Restricted Stock Units (RSUs) Performance Based Awards	Jun. 29, 2013 Restricted Stock Units (RSUs) Minimum	Jun. 29, 2013 Restricted Stock Units (RSUs) Maximum	Dec. 31, 2012 Restricted Stock Units (RSUs) $10.38	Dec. 31, 2012 Restricted Stock Units (RSUs) $12.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity plan, shares authorized								3,300,505		2,929,481
Vesting Period							4 years					4 years																							3 years	4 years
Percent vest on first anniversary from grant date												25.00%
Period of expiration of vested but unexercised options description							25					Vested options may be exercised up to ten years from the vesting commencement date. Vested but unexercised options expire 30 days after termination of service with the Company.
Option expiration term							10 years					10 years
Option expiration term after termination of service							30 days					3 months
Additional common stock shares authorized upon termination of awards under the 2012 Plan									4,967,172
Increasing common stock shares outstanding							1,666,667		1,464,740
Percentage of outstanding shares of common stock									5.00%
Stock options modified												80,000
Options granted but subject to options that do not commence vesting until the completion of an initial public offering													1,143,413
Share-based compensation expense	$ 18,290,000	$ 636,000	$ 3,599,000	$ 12,000	$ 10,367,000						$ 100,000							$ 4,000,000	$ 0	$ 8,500,000	$ 0.9			$ 88,000	$ 90,000			$ 2,000	$ 80,000		$ 1,600,000	$ 0
Unamortized compensation expense											$ 10,000,000	$ 14,700,000	$ 4,900,000					$ 5,100,000	$ 8,700,000					$ 100,000	$ 200,000						$ 8,300,000
Shares outstanding	3,860,611		2,418,397															1,051,317	1,070,316
Shares granted																					153,647		66,663				16,666			10,000	540,598	149,841	8,666				95,842	53,999
Shares vested																								16,685	9,123
Shares outstanding																					153,647	597,134		45,331	50,666						677,440 [1]	149,841		8,666
Average exercise price of fully vested options	$ 8.78		$ 9.34																		$ 10.38
LLC Conversion, shares of common stock applicable to fully vested options granted						448,349																				448,349
Shares vested																												11,502	8,034
Weighted-average fair value per share for option awards vested	$ 27.56		$ 13.11											$ 9.44	$ 5.67	$ 19.00	$ 9.18
Weighted-average fair value for options vested	$ 12.94	$ 7.61	$ 6.06
Grant date fair value of awards granted																															$ 17.11	$ 11.12					$ 10.38	$ 12.42
Fair market value per share																															$ 27.56	$ 13.11
Employee Stock Purchase Plan (ESPP), Plan Description											The ESPP provides for a 24-month offering period comprised of four purchase periods of approximately six months. Employees are able to purchase shares at 85% of the lower of the fair market value of the Company's common stock (i) at the date of commencement of the offering period or (ii) at the last day of the purchase period.
Shares authorized for future issuance under ESPP											439,422
Employee Stock Purchase Plan (ESPP), maximum percentage of eligible compensation to purchase shares by eligible participants											15.00%
ESPP offering period											24 months
Price as a percentage of fair market value											85.00%
Compensation Expense Weighted-average remaining Amortization period											1 year 3 months 18 days	1 year 7 months 6 days	1 year 9 months 18 days																		1 year 8 months 12 days

[1]	Inclusive of 8,666 RSUs with performance-based vesting criteria.